Note 6 - Intangible Assets - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Intangible assets, gross		$ 386
Intangible assets, amortization	$ (0)	0
Intangible assets, net	1,109	386
Computer Software, Intangible Asset [Member]
Intangible assets, gross		386
Intangible assets, amortization	(0)	0
Intangible assets, net	$ 1,109	$ 386